INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes	$ 3,480	$ 9,670	$ 24,667
Deferred tax benefit	(3,268)	(8,973)	(13,851)
Taxes on income	$ 212	$ 697	$ 10,816